Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Schedule of defined benefit plan expense recognized in profit or loss
	December 31,	December 31,	December 31,
	2022	2021	2020
Salaries	2,815,411	1,865,633	1,260,359
Pension costs	266,256	165,801	156,843
Other social benefits	294,017	275,258	116,290
Share based payments costs	342,799	1,223,696	351,401
Other personnel expenditures	2,024	214,940	47,295
Total employee benefits	3,720,507	3,745,328	1,932,188

Schedule of defined benefit obligation
Change in defined benefit obligation
	2022	2021
Defined benefit obligation at January 1	4,677,632	3,529,602
Service costs	256,336	162,200
Plan participants’ contribution	154,116	101,066
Interest cost	13,762	10,464
Actuarial losses	(931,636)	159,845
Plan amendments	—	(3,115)
Benefits paid through pension assets	(626,049)	717,570
Defined benefit obligation at December 31	3,544,161	4,677,632

Change in fair value of plan assets
	2022	2021
Fair value of plan assets at January 1	4,009,313	2,662,226
Interest income	12,187	8,586
Return on plan assets excluding interest income	(490,359)	424,829
Employer contributions	154,116	101,066
Plan participants’ contributions	154,116	101,066
Benefits paid through pension assets	(626,049)	717,570
Administration expense	(5,369)	(6,030)
Fair value of plan assets at December 31	3,207,955	4,009,313

	December 31,	December 31,
	2022	2021
Present value of funded defined benefit obligation	3,544,161	4,677,632
Fair value of plan assets	(3,207,955)	(4,009,313)
Net defined benefit liability	336,206	668,319

Schedule of defined benefit cost and liability assumptions
	2022	2021	2020
Service cost	256,336	159,085	151,624
Net interest expense	1,575	1,878	2,053
Administration expense	5,369	6,030	3,166
Total defined costs for the year recognized in profit or loss	263,280	166,993	156,843

	2022	2021	2020
Actuarial loss (gain) arising from changes in financial assumptions	(876,841)	(74,284)	13,031
Actuarial loss (gain) arising from experience adjustments	(54,795)	463,238	45,881
Actuarial gain arising from demographic assumptions	—	(229,109)	—
Return on plan assets excluding interest income	490,359	(424,829)	(32,794)
Total defined benefit cost for the year recognized in the other comprehensive loss (income)	441,277	(264,984)	26,118

At December 31	2022	2021	2020
Discount rate	2.20%	0.30%	0.20%
Future salary increase	1.60%	0.85%	0.60%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2020	BVG2020	BVG2015G

Schedule of sensitivity analysis for actuarial assumptions
December 31,	2022	2021
Change in assumption	0.25% increase	0.25% increase
Discount rate	(117,546)	(200,601)
Salary increase	23,058	22,961
Pension indexation	63,916	110,958
Change in assumption	+1 year	+ 1 year
Life expectancy	48,531	98,983